Debt - Summary of Repayment Years for Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	£ 131	£ 307
Term debt	5,828	6,541
Lease liabilities	208	275
Total	6,167	7,123
Within 1 year [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	131	307
Term debt	32	448
Lease liabilities	69	92
Total	232	847
1-2 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Term debt	641	32
Lease liabilities	40	47
Total	681	79
2-3 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Term debt	1,012	651
Lease liabilities	37	44
Total	1,049	695
3-4 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Term debt	628	1,082
Lease liabilities	29	37
Total	657	1,119
4-5 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Term debt	626	673
Lease liabilities	17	28
Total	643	701
More than 5 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Term debt	2,889	3,655
Lease liabilities	16	27
Total	2,905	3,682
More than 1 year [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Term debt	5,796	6,093
Lease liabilities	139	183
Total	£ 5,935	£ 6,276